(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Line Items]
Summary of Basic and Diluted (Loss)/Earnings Per Share

Basic and diluted (loss)/earnings per share is presented below.

	December 31,
	2025	2024	2023
Net (loss)/ income from continuing operations	(8,637,616)	1,913,451	19,554,198
Weighted average shares outstanding basic and diluted	58,257,577	57,123,798	57,123,798
(Loss)/ earnings per share from continuing operations - Basic and diluted	$(0.15)	$0.03	$0.34
Net loss from discontinued operations	(13,923,516)	-	-
Weighted average shares outstanding basic and diluted	58,257,577	57,123,798	57,123,798
Loss per share from discontinued operations – Basic and diluted	$(0.24)	-	-
Net (loss)/ income	(22,561,132)	1,913,451	19,554,198
Weighted average shares outstanding basic and diluted	58,257,577	57,123,798	57,123,798
(Loss)/ earnings per share – Basic and diluted	$(0.39)	$0.03	$0.34